   FUND PROFILE
 May 1, 1999

T. Rowe Price Equity Market Index Funds

 Three funds seeking long-term capital growth through investments in common stocks.

 This profile summarizes key information about each fund that is included in each funds' prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about each fund at no cost by calling 1-800-XXX-XXXX, or by visiting our Web site at www.troweprice.com.

 1. What is each fund's objective?

   Equity Index 500 Fund (formerly the Equity Index Fund)
   To match the performance of the Standard & Poor's 500 Stock Index/(R)/. The S&P 500 is made up of primarily large-capitalization companies that represent a broad spectrum of the U.S. economy and about 70% of the U.S. stock market's total capitalization. (Market capitalization is the number of a company's outstanding shares multiplied by the market price per share.)

   Extended Equity Market Index Fund
   To match the performance of the U.S. stocks not included in the S&P 500. These are primarily small- and mid-cap stocks (market caps under $1 billion and $1 billion to $5 billion, respectively). We use the Wilshire 4500 Equity Index to represent this universe.

   Total Equity Market Index Fund
   To match the performance of the entire U.S. stock market. We use the Wilshire 5000 Equity Index to represent the market as a whole. Because the largest stocks carry the most weight in the index (as in the other two indices), large-cap stocks make up a substantial majority of the Wilshire 5000's value.

   The inclusion of a stock in the S&P 500 Index or the Wilshire indices is in no way an endorsement by Standard & Poor's or Wilshire Associates of the stock as an investment, nor are S&P and Wilshire sponsors of the funds or in any way affiliated with them.


 2. What is each fund's principal investment strategy?

   The Equity Index 500 Fund invests in all of the stocks in the S&P 500 Index. We attempt to maintain holdings of each stock in proportion to its weight in the index. This is known as a full replication strategy.

   Standard & Poor's constructs the index by first identifying major industry categories and then allocating a representative sample of the larger and more liquid stocks in those industries to the index. S&P weights each stock according to its total market value. The 50 largest companies in the index currently account for about 55% of its value.

   The Extended Equity Market Index Fund uses a sampling strategy, investing in a group of stocks representative of the Wilshire 4500 Index. The fund does not attempt to fully replicate the index by owning each of the stocks in it. Despite its name, the Wilshire 4500 includes more than 6,500 stocks.

   The Total Equity Market Index Fund also uses a sampling strategy, investing in a broad spectrum of small-, mid-, and large-cap stocks representative of the Wilshire 5000 Index.

   In an attempt to recreate the Wilshire indices, we select stocks in terms of industry, size and other characteristics. For example, if technology stocks made up 15% of the Wilshire 4500, the Extended Equity Market Index Fund would invest about 15% of its assets in technology stocks with similar characteristics. Several factors are considered in selecting representative stocks, including historical price movement, market cap, transaction costs, etc.

   T. Rowe Price continually compares the composition of all three funds to that of the indices. If a misweighting develops, the portfolios are rebalanced in an effort to bring them into line with their respective indices. When investing cash flow, the funds may purchase stocks, stock index futures, or stock options. This approach is intended to minimize any deviations in performance.

   All three funds intend to remain fully invested during all market conditions.

                                                                                      Risk/reward profile
                                       Investment               Principal type          relative to one
  Fund                                  emphasis                   of stocks                another

  Equity Index 500              S&P 500 stocks             Large-cap                  L
                                                                                      owest
                                ---------------------------------------------------------------------------
  Extended Equity Market Index  Broad market apart from    Small- and mid-cap         Highe
                                S&P 500                    stocks                     st
                                ---------------------------------------------------------------------------
  Total Equity Market Index     Broad market including     Blend of small-, large-,   Moderate
                                S&P 500 stocks             and mid-cap stocks
 ---------------------------------------------------------------------------------------------------------------



   Each fund may sell securities primarily to rebalance its portfolio or satisfy redemption requests.

   Further information about each fund's investments, including a review of market conditions and fund strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain free copies of any of these documents, call 1-800-XXX-XXXX.


 3. What are the main risks of investing in the funds?

   The funds are designed to track broad segments of the stock market--whether they are rising or falling. Markets as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling.

   Since the funds are passively managed and seek to remain fully invested at all times, assets cannot be shifted from one stock or group of stocks to another based on their prospects, or from stocks into bonds or cash equivalents in an attempt to cushion the impact of a market decline. Therefore, actively managed funds may outperform these funds.

   While there is no guarantee, Equity Index 500 Fund should tend to be less volatile than the other two portfolios because of its focus on larger-cap stocks. It should also have the highest dividend yield of the group, which can help offset losses in falling markets. The fund emphasizes large-cap stocks, which may at times lag shares of smaller, faster-growing companies.

   The Extended Equity Market Index Fund will be subject to the greater risks associated with small- and mid-cap stocks. Smaller companies often have limited product lines, markets, or financial resources, and may depend on a small group of inexperienced managers. The securities of small companies may have limited marketability and liquidity and are often subject to more abrupt or erratic market movements than shares of larger companies or the major market averages. The very nature of investing in smaller companies involves greater risk than is customarily associated with large-cap companies.

   While these is no guarantee, Total Equity Market Index Fund is expected to have a risk level between the other two funds, and should have higher dividends than the Extended Equity Market fund.

   The use of sampling for the Extended Equity and Total Equity Funds will likely result in some deviation from their respective indices. In addition, for all three index funds, returns are likely to be slightly below those of the indices because the funds have fees and transaction expenses while indices have none. The timing of cash flows and a fund's size can also influence returns. While there is no guarantee, the investment manager expects the correlation between the funds and their respective indices to be at least .95. A correlation of 1.00 means the return of a fund can be completely explained by the return of an index.

   To the extent each fund uses futures and options, it is exposed to additional volatility and potential losses.

   As with any mutual fund, there can be no guarantee the funds will achieve their objectives.

  . Each fund's share price may decline, so when you sell your shares, you may lose money. An investment in the funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


 4. How can I tell which fund is most appropriate for me?

   Consider your investment goals, your time horizon for achieving them, and your tolerance for the inherent risk of common stock investments. If you seek a relatively low-cost way of participating in the U.S. equity markets through a passively managed portfolio, one or more of the funds could be an appropriate part of your overall investment strategy. The fund or funds you select should not represent your complete investment program or be used for short-term trading purposes.

   The segments of the stock market to which you want exposure and the degree of volatility you can accept in pursuit of long-term capital gains can guide you in choosing among the funds.

   The S&P 500 Index is one of the most widely tracked stock indices in the world. If you want to closely match the performance of the mostly large-cap stocks in this index, with the same level of risk, the Equity Index 500 Fund may be an appropriate choice.

   If you seek potentially higher returns, can assume greater risk, and want broad exposure to small- and mid-cap stocks, you may wish to invest in the Extended Equity Market Index Fund.

   Finally, if your risk/reward profile is between that of the first two funds and you would like to participate in the entire U.S. stock market, you may want to consider the Total Equity Market Index Fund.

   Each fund can be used in both regular and tax-deferred accounts, such as IRAs.

  . Equity investors should have a long-term investment horizon and be willing to wait out bear markets.


 5. How has each fund performed in the past?

   The bar charts and the average annual total return table indicate risk by illustrating how much returns can differ from one year to the next. Each fund's past performance is no guarantee of its future returns.

 INSERT EXF BAR CHART HERE
  Calendar Year Total Returns
 -------------------------------
  1990                0.31%
  1991               29.21
  1992                7.19
  1993                9.42
  1994                1.01
  1995               37.16
  1996               22.65
  1997               32.87
  1998               28.31
 -------------------------------


   The funds can also experience short-term performance swings. The best calendar quarter return during the years depicted in the chart was 21.31% in the fourth quarter of 1998, and the worst was -13.25% in the third quarter of 1990.

 Average Annual Total Returns
                       Periods ended December 31, 1998
                                          Shorter of
                                          10 years or    Inception
  Fund                 1 year  5 years  since inception    date

                                                                    -----
  Equity Index 500     28.31%  23.71%       18.45%       03/30/90
                       ---------------------------------------------
  S&P 500 Stock Index  28.57   24.06        18.85
 ------------------------------------------------------------------------


 These figures include changes in principal value, reinvested dividends, and capital gain distributions, if any.

 6. What fees or expenses will I pay?

   The funds are 100% no load. However, the funds charge a redemption fee of 0.50%, payable to the funds, for shares held less than six months, and a quarterly maintenance fee of $2.50 for accounts of less than $10,000. There are no other fees or charges to buy or sell fund shares, reinvest dividends, or exchange into other T. Rowe Price funds. There are no 12b-1 fees. The Extended Equity Market Index and Total Equity Market Index Funds each have a single, all-inclusive fee covering investment management and operating expenses. This will not fluctuate.

 Fees and Expenses of the Funds
                       Shareholder fees (fees
                       paid directly from your                   Annual fund operating expenses
                             investment)                  (expenses that are deducted from fund assets)
                                     Account                           Total annual    Fee waiver/
                       Redemption  maintenance  Management   Other    fund operating     expense         Net
         Fund             fees       fee/a/        fee      expenses     expenses     reimbursement    expenses

  Equity Index 500       0.50%         $10        0.20%/b/   0.24%/b/     0.44%           0.04%            0.40%/b/
                       --------------------------------------------------------------------------------------------
  Extended Equity        0.50           10       0.40/c/       --         0.40              --       0.40/c/
  Market Index
                       --------------------------------------------------------------------------------------------
  Total Equity Market    0.50           10       0.40/c/       --         0.40              --            0.40/c/
  Index
 -----------------------------------------------------------------------------------------------------------------------


 /a/A $2.50 quarterly account maintenance fee is charged for accounts with balances less than $10,000.

 /b/
   The Equity Index 500 Fund's management fee, other expenses, and total expense ratio would have been 0.20%, 0.22%, and 0.42%, respectively, had T. Rowe Price not agreed to waive fees and bear any expenses in accordance with the following expense limitations. The fund previously operated under limitations that expired December 31, 1995 (a 0.45% limitation), and December 31, 1997 (a 0.40% limitation); the 0.40% limitation has been extended through December 31, 1999. T. Rowe Price is entitled to reimbursement of fees and expenses previously waived. However, no reimbursement will be made after December 31, 1997 (for the first agreement); or December 31, 1999 (for the second agreement); or December 31, 2001 (for the third agreement) or if it would result in the expense ratio exceeding 0.45% (for the first agreement) or 0.40% (for the second and third agreements).

 /c/ The management fee includes operating expenses.



   Example. The following table gives you a rough idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in these funds with that of other funds. Although your actual costs may be higher or lower, the table shows how much you would pay if operating expenses remain the same, the expense limitation currently in place is not renewed, you invest $10,000, you earn a 5% annual return, and you hold the investment for the following periods:

     Fund                          1 year*  3 years*  5 years*  10 years*
    ----------------------------------------------------------------------------
     Equity Index 500                $41      $133      $238     $  547
                                   ----------------------------------------
     Extended Equity Market Index     41       128       224        505
                                   ----------------------------------------
     Total Equity Market Index        41       183       394      1,003
    ----------------------------------------------------------------------------



   * Does not include account maintenance fee for accounts of less than $10,000.


 7. Who manages the funds?

   Each fund is managed by T. Rowe Price Associates, Inc. (T. Rowe Price). Founded in 1937, T. Rowe Price and its affiliates manage investments for individual and institutional accounts. The company offers a comprehensive array of stock, bond, and money market funds directly to the investing public.

   Richard T. Whitney manages each fund day-to-day and has been chairman of their Investment Advisory Committee since 1990 for the Equity Index 500 Fund and 1998 for the Extended Equity Market Index and Total Equity Market Index Funds. He joined T. Rowe Price in 1985 and has been managing investments since 1986.

   The following questions and answers about buying and selling shares and services do not apply to employer-sponsored retirement plans. If you are a participant in one of these plans, please call your plan's toll-free number for additional information.


 8. How can I purchase shares?

   Fill out and return a New Account Form in the postpaid envelope, along with your check. The minimum initial purchase is $2,500 ($1,000 for IRAs and gifts or transfers to minors) or $50 if investing through Automatic Asset Builder. The minimum subsequent investment is $100 ($50 for IRAs, gifts or transfers to minors, or Automatic Asset Builder). You can also open an account by bank wire, by exchanging from another T. Rowe Price fund, or by transferring assets from another financial institution.


 9. How can I sell shares?

   You may redeem or sell any portion of your regular or IRA account on any business day. Simply write to us or call. You can also access your account at any time via Tele*Access /(R)/ or our Web site. We offer free exchange among our entire family of domestic and international funds. Restrictions may apply in special circumstances, and some redemption requests need a signature guarantee. A $5 fee is charged for wire redemptions under $5,000.


 10. When will I receive income and capital gain distributions?

   Equity Index 500 and Total Equity Market Index Funds distribute income quarterly and Extended Equity Market Index Fund distributes income annually. Net capital gains, if any, are distributed at year-end. For regular accounts, income and short-term gains are taxable at ordinary income rates, and long-term gains are taxable at the capital gains rate. Distributions are reinvested automatically in additional shares unless you choose another option, such as receiving a check. Distributions paid to IRAs and employer-sponsored retirement plans are automatically reinvested.


 11. What services are available?

   A wide range, including but not limited to:

  . retirement plans for individuals and large and small businesses;

  . automated information and transaction services by telephone or computer;

  . electronic transfers between fund and bank accounts;

  . automatic investing and automatic exchange;

  . brokerage services; and

  . asset manager accounts.

To Open a Mutual Fund, Asset Manager, or Brokerage Account
 Investor Services
 1-800-XXX-XXXX

For Information on Existing Accounts
 Shareholder Services
 1-800-225-5132

For Yields and Prices and Account Transactions
 Tele*Access/(R)/
 1-800-638-2587 24 hours, 7 days

For Fund Information and Account Transactions on the Internet www.troweprice.com

Investor Centers
 101 East Lombard St. Baltimore, MD 21202

 T. Rowe Price Financial Center 10090 Red Run Blvd. Owings Mills, MD 21117

 Farragut Square 900 17th Street, N.W. Washington, D.C. 20006

 ARCO Tower 31st Floor 515 South Flower St. Los Angeles, CA 90071

 4200 West Cypress St. 10th Floor Tampa, FL 33607

Headquarters
 100 East Pratt Street Baltimore, MD 21202

NEW ACCOUNT FORM                                   (LOGO)
You may purchase shares of a T. Rowe Price fund after reviewing the information in the profile or after requesting and reviewing the fund's prospectus (and other information).

Please note: an IRA will not be established using this form.
If you want to open an IRA, call 1-800-638-5660 to request an IRA New Account Form.
Mail this form to: T. Rowe Price
P.O. Box 17300, Baltimore, MD 21298-9353

For help with this form, call toll free 1-800-638-5660.

Please do not remove the mailing label from this form.

1 PROVIDE YOUR TAX IDENTIFICATION NUMBER
Owner's or Minor's Social Security or Tax ID Number
(Use Minor's Social Security Number for Custodial Account)
_ _ _ _ _ _ _ _ _

Joint Owner's or Custodian's Social Security or Tax ID Number
_ _ _ _ _ _ _ _ _

2 DESIGNATE TYPE OF ACCOUNT AND OWNER NAME(S)
Please print in CAPITAL LETTERS. Choose one:
__   Individual or Joint Account.*
     *Joint tenancy with right of survivorship unless you instruct otherwise. Owner's Name (First, Middle Initial, Last)
    ________________________________
       Title: Mr. Ms. Mrs. Dr.

     Joint Owner's Name (First, Middle Initial, Last)
        ________________________________
        Title: Mr. Ms. Mrs. Dr.

__   Custodial Account.
       Uniform Gift or Transfer to Minors Act (UGMA or UTMA)
       Custodian's Name (First, Middle Initial, Last)
      ________________________________

       Minor's Name (First, Middle Initial, Last)
      ________________________________

       State of Residence (Minor's or Custodian's)
      ________________________________

__    Trust, Corporation, Business, or Other Entity Account.*
       *Please attach the first and last pages of the trust agreement or a copy of
        the corporate resolution.
        Name of Trust, Corporation, or Other Entity
        _________________________________________________________

        Trustee Names or Type of Entity
         ________________________________________________________

        Name of Trust Beneficiary (Optional)        Date of Trust Agreement
     ________________                              __-__-__
                      month   day    year

__   Check this box if your organization is incorporated or tax-exempt under
        Section 501(a) of the Internal Revenue Code, a qualified retirement plan under Section 401(a), or a custodial account under Section 403(b)(7),
and
        you DO NOT want us to file information returns on your behalf.

3 PROVIDE YOUR ADDRESS
Street Address or P.O. Box
__________________________________________________
__________________________________________________

City                 State
____________________                          __

ZIP Code
_ _ _ _ _ - _ _ _ _

4 PROVIDE OTHER ACCOUNT DATA
Daytime Phone                               Ext.
_ _ _  _ _ _ - _ _ _ _                             _ _ _ _

Evening Phone                               Ext.
_ _ _  _ _ _ - _ _ _ _                             _ _ _ _

Date of Birth (Owner/Minor)

Date of Birth (Joint Owner/Custodian)
_ _ - _ _ - _ _                   _ _ - _ _ - _ _
month day  year                 month  day   year

__ U.S. Citizen             __     Resident Alien
__ Nonresident Alien. My permanent foreign address for tax purposes is:
_____________________________________
_____________________________________
Owner's Occupation / Employer Name (Optional)
_____________________________________
Employer Address (Optional)
__________________________________________________________________________

5 SELECT YOUR FUND(S)
Please print the fund name(s) exactly as listed inside the Investment Kit you received with this form. Fill in the amount of your investment for each fund. The minimum initial investment is $2,500 per fund ($1,000 for UGMAs/UTMAs) but is waived if you use Automatic Asset Builder (see Sections 6 and 7E).

Fund Name                                 Amount
__________________________________                $________

Fund Name                                 Amount
__________________________________                $________

Fund Name                                 Amount
__________________________________                $________

Fund Name                                 Amount
__________________________________                $________

     Total Investment$________


6 CHOOSE YOUR INVESTMENT METHOD

A.    __ By check.
       Make payable to T. Rowe Price Funds. (Otherwise it may be returned.)

B.    __ By Automatic Asset Builder.
       See Section 7E for instructions.

C.    __ By wire.
        Please call 1-800-225-5132 for the following information and wiring instructions:

     Account Number
     _ _ _ _ _ _ _ _ _ _ - _

     Date of Wire
     _ _ - _ _ - _ _
     month      day        year

 (over, please)
7 SELECT YOUR ACCOUNT SERVICE OPTIONS

A.   TO RECEIVE YOUR DISTRIBUTIONS
Your dividends and capital gains will be reinvested unless you indicate
                                                    ------
otherwise.

        __ Pay dividends and capital gains to me by check.
        __ Transfer dividends and capital gains to my bank account.
             (Please complete Section 7C if you elect this option.)
        __ Pay dividends to me by check and reinvest capital gains.

B.   TO EXCHANGE AND REDEEM FUND SHARES
You can use the telephone or your personal computer to check your account balance, redeem shares, or make exchanges among any identically registered accounts unless you check the boxes below.
         ------

     __ I do NOT want telephone/computer exchange.
     __ I do NOT want telephone/computer redemption.

C. TO MAKE TRANSFERS BETWEEN YOUR BANK AND T. ROWE PRICE
This service makes purchasing or redeeming fund shares even more convenient. Simply call a T. Rowe Price representative or Tele*Access (R) and your transaction will be processed by electronically moving money between your bank account and your mutual fund accounts.

Transfers occur only when you initiate them ($100 minimum) and are made through the Automated Clearing House (ACH) network or by wire.* This service becomes available approximately 20 days after your application is processed. Since you initiate transfers by phone or computer, be sure that you did not decline the phone/computer redemption service above.

     __ Check this box to set up this service. YOU MUST ALSO ATTACH A BLANK, VOIDED CHECK (other than your investment check) from your bank account to this form.

     Any co-owner of your bank account who is not a co-owner of
                                              ---
     your mutual fund account must sign below.

X___________________________________________
Bank Account Co-owner's Signature

*There is a $5 fee for wire redemptions under $5,000 but no fee for ACH transactions.

            ATTACH VOIDED CHECK HERE
D. TO SET UP CHECKWRITING
You can write checks for $500 or more on all T. Rowe Price money market and bond fund accounts (except the High Yield and Emerging Markets Bond funds). Those authorized to write checks should read the checking agreement and sign below.

By signing this form, I agree to all of State Street Bank's checking account rules, and to any conditions and limitations on redeeming checks from the
T. Rowe Price Funds. I also agree that:

(1) This form applies to any other identically registered T. Rowe Price fund checking account I establish later;

(2) If I am subject to IRS backup withholding, I may write checks only on money fund accounts;

(3) State Street Bank and the Fund reserve the right to change, revoke, or close any checking account;

(4) The signatures are authentic, and, for organizations, I have submitted an original or certified resolution authorizing the individuals with legal capacity to sign and act on behalf of the organization.

(Do not detach this section from the rest of the form.)

_____________________________________________________
Fund Name                               Fund Name
_____________________________________________________
Print Name of Owner, Custodian, or Trustee

X___________________________________________________
Signature                                   Date
_____________________________________________________
Print Name of Joint Owner, Co-trustee, Corporate Officer, etc.

X___________________________________________________
Signature                                   Date

How many signatures do you require on checks?
__ Only one owner                 __   All owners


                                  G00-008 6/30/98

E. TO SET UP AUTOMATIC ASSET BUILDER
This service allows you to automatically invest in your fund account through your bank account and/or payroll deduction each month (minimum $50 per fund).

___ Check this box to invest from your bank account.
       Be sure to complete Section 7C and fill in the information below.

Fund Name
__________________________________________________________________________

Amount                Day of Month You Would Like to Invest
__________________________________                ____

Fund Name
__________________________________________________________________________

Amount                Day of Month You Would Like to Invest
_____________________                        ___

Fund Name
__________________________________________________________________________

Amount                Day of Month You Would Like to Invest
_____________________                        ___

Fund Name
__________________________________________________________________________

Amount                Day of Month You Would Like to Invest
_____________________                        ___

____ Check this box to invest through payroll deduction.
         T. Rowe Price will mail you instructions for this service.

8 SIGN YOUR NEW ACCOUNT FORM
By signing this form, I certify that:

- I agree to be bound by the terms of the prospectus for each fund in which I am investing. If I am purchasing shares after reviewing a fund profile, I understand that I will receive the prospectus after I purchase shares in the fund. I have the authority and legal capacity to purchase mutual fund shares, am of legal age in my state, and believe each investment is suitable for me.

- I authorize T. Rowe Price, the Funds, their affiliates and agents to act on any instructions believed to be genuine for any service authorized on this form, including telephone/computer services. The Funds use reasonable procedures (including shareholder identity verification) to confirm that instructions given by telephone/computer are genuine, and the Funds are not liable for acting on these instructions. (If these procedures are not followed, it is the opinion of certain regulatory agencies that the Funds may be liable for any loss that may result from acting on instructions given.) I understand that anyone who can properly identify my account(s) can make phone/computer transactions on my behalf.

- The Funds can redeem shares from my account(s) to reimburse a fund for any loss due to nonpayment or other indebtedness.

- By selecting the electronic transfer service in Section 7C, I hereby authorize
T. Rowe Price to initiate credit and debit entries to my (our) account at the Financial Institution indicated and for the Financial Institution to credit or debit the same to such account through the Automated Clearing House
(ACH) system, subject to the rules of the Financial Institution, ACH, and the Fund. T. Rowe Price may correct any transaction error with a debit or credit to my Financial Institution account and/or Fund account. THIS AUTHORIZATION, including any credit or debit entries initiated thereunder, is in full force and effect until I notify T. Rowe Price of its revocation by telephone or in writing and T. Rowe Price has had sufficient time to act on it.

- Under penalties of perjury, the tax identification number(s) shown on this form is correct. If I fail to give the correct number or fail to sign this form, T. Rowe Price may reject, restrict, or redeem my investment. I may also be subject to IRS backup withholding (currently 31%) on all distributions and redemptions, and I may be subject to a $50 IRS penalty.

- Under penalties of perjury, I am NOT subject to IRS backup withholding because 1) I have not been notified, or 2) notification has been revoked (cross out "NOT" if you are currently subject to withholding), or 3) I have indicated in Section 4 that I am a nonresident alien and certify that for dividends I am not a U.S. citizen or resident (or I am filing for a foreign corporation, partnership, estate, or trust).

- For clarification on any of these certification issues, please contact us for assistance.

- The IRS does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.


PLEASE SIGN HERE

X__________________________________________________
Signature of Owner, Custodian, or Trustee         Date

X__________________________________________________
Signature of Joint Owner, Co-trustee, Corporate Officer, etc.   Date

Thank you for your investment. You will receive a confirmation shortly.
8
                     0142